Document And Entity Information	Feb. 22, 2021
Document Information [Line Items]
Entity, Registrant Name	FRESHPET, INC.
Document, Type	8-K
Document, Period End Date	Feb. 22, 2021
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-36729
Entity, Tax Identification Number	20-1884894
Entity, Address, Address Line One	400 Plaza Drive, 1st Floor
Entity, Address, City or Town	Secaucus
Entity, Address, State or Province	NJ
Entity, Address, Postal Zip Code	07094
City Area Code	201
Local Phone Number	520-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	FRPT
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001611647